Trade payables and others (Details) € in Thousands	Jun. 30, 2025 EUR (€) loan_agreement	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Aug. 31, 2022 loan
Disclosure of trade payables and others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 4,551	€ 7,923
Tax and employee-related payables	6,593	6,962
Other payables	897	1,122
Trade payables and others (excluding payables related to capital expenditures)	12,041	16,007
Payables related to capital expenditures	0	0
Payables and others	12,041	€ 16,007
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of trade payables and others [Line Items]
Other payables	€ 677		€ 812
Borrowing, number of loan agreement	2			2